Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 purchaser	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Number Of Purchasers	2
Accounts receivable, collection period	30 days
Conversion ratio, gas to barrels of oil	6
Capitalized costs of oil and natural gas properties excluded from amortization	$ 626,295,000	$ 869,879,000	$ 626,295,000	$ 138,623,000
Gas balancing payable	354,000			0
Cumulative transaltion adjustment	$ 2,442,000			$ 1,087,000	$ 2,952,000	$ 696,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life	30 years